EMPLOYEE BENEFITS (Details Narrative) - CNY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Amount of employee benefits	¥ 17.4	¥ 31.5	¥ 31.7